Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 580,827	Fees	UNITED STATES	snj:US-WY	U.S. Federal Government [Member]	Wyoming [Member]	Natural Gas [Member]	West Segment [Member]	Well
#: 2
	2,897,417	Royalties	UNITED STATES	snj:US-WY	U.S. Federal Government [Member]	Wyoming [Member]	Natural Gas [Member]	West Segment [Member]	Well
#: 3
	$ 40,901,665	Taxes	UNITED STATES		U.S. Federal Government [Member]